Line of credit, related party (Details Narrative) (Mymd Pharmaceuticals Inc.) - Mymd Pharmaceuticals Inc. [Member] - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Nov. 10, 2020
Unamortized debt discount		$ 1,457,882		$ 880,020
Line of credit		$ 3,192,119
Shareholder [Member]
Line of credit facility, maximum borrowing capacity	$ 5,000,000
Line of credit facility, description	The facility had an initial term of 18 months, which was extended to July 31, 2021 and further extended to December 31, 2022, at which time all outstanding borrowings and accrued interest, if any, are due in full.
Line of credit facility, interest rate	5.00%
Exercise price of common stock option	$ 1.00
Lender [Member]
Number of common stock options issued		1,385,241	1,920,619
Fair market value of common stock options		$ 839,456	$ 1,165,816